RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
	December 31,	December 31,
	2025	2024

Executive management cash compensation	$2.7	$2.6
Executive management share based payments	2.6	2.3
Non-executive directors' fees	0.5	0.4
Non-executive directors' deferred share units	0.5	0.5
Revaluation on cash settled DSU's	5.3	1.8
	$11.6	$7.6